INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Losses on impairment of securities	¥ 341	¥ 217	¥ 7,141
Available-for-sale securities in unrealized loss positions	2,620	982
Mitsubishi UFJ Financial Group, Inc.
Schedule of Available-for-sale Securities [Line Items]
Losses on impairment of securities			¥ 3,935